Share Capital - Capital Issued (Details) € / shares in Units, € in Thousands	May 26, 2026 EUR (€) shares	May 26, 2026 $ / shares shares	Jun. 30, 2026 EUR (€) € / shares shares	Dec. 31, 2025 EUR (€) shares	Jun. 30, 2025 EUR (€) shares	Dec. 31, 2024 EUR (€) shares
Disclosure of classes of share capital
Share capital | €			€ (33,382)	€ (84,483)	€ (68,952)	€ (65,704)
Par value per share (in euro per share) | € / shares			€ 0.03
Share Capital
Disclosure of classes of share capital
Share capital | €			€ 1,525	€ 1,452	€ 1,447	€ 1,423
Number of shares outstanding (in shares) | shares			50,825,682	48,410,068	48,236,671	47,426,851
Share Capital | OSA & BSPCE
Disclosure of classes of share capital
Number of shares outstanding (in shares) | shares	2,218,467	2,218,467
Share Capital | Pre-funded Warrants
Disclosure of classes of share capital
Number of shares outstanding (in shares) | shares	345,099	345,099
Gross proceeds for the issuance of shares | €	€ 86,100
Subscription price per share (in dollars per share) | $ / shares		$ 33.57
Exercise price (in euros per share) | $ / shares		$ 0.03